Investment Income - Summary of Investment Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020 [1]
Disclosure of investment income [line items]
Interest income	€ 4,071	€ 3,536	[1]	€ 3,652
Dividend income	1,504	1,327	[1]	1,397
Rental income	39	29	[1]	39
Investment income	5,613	4,893	[1]	5,087
Fair value interest income	3,413	3,047	[1]	3,156
Financial assets impaired [member]
Disclosure of investment income [line items]
Interest income	1	53	[1]	€ (70)
Aegon N.V [member]
Disclosure of investment income [line items]
Interest income from intercompany loans	14	12
Interest income from derivatives	7	1
Investment income	€ 21	€ 13

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.